Discontinued Operations - Schedule of Net Loss From Discontinued Operations Presented in These Financial Statements. (Details) - Social Proxy [Member] - Discontinued operations [member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Discontinued Operations [line Items]
Social Proxy’s stand-alone loss for the period from acquisition to December 31, 2024	$ (1,232)
Amortization of acquired intangibles — Cost of Service	(134)
Amortization of acquired intangibles — Sales and Marketing	(31)
Operating loss from discontinued operations	(1,397)
Deferred tax income on amortization of acquired intangibles	130
Net loss from discontinued operations	$ (1,267)